RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 25,000		$ 25,000		$ 35,000	$ 35,000
Officers and Directors [Member]
Related Party Transaction [Line Items]
Related party value	$ 105,000	$ 115,000	$ 290,000	$ 205,000
President and Chairman [Member]
Related Party Transaction [Line Items]
Consulting fees					80,000	225,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Consulting fees					15,000	90,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Consulting fees					30,000	90,000
Chief Policy Officer [Member]
Related Party Transaction [Line Items]
Consulting fees					10,000	25,000
Three Independent Directors [Member]
Related Party Transaction [Line Items]
Director fees						$ 25,000
One Independent Directors [Member]
Related Party Transaction [Line Items]
Director fees					$ 5,000